Income Tax - Summary of Deferred Income Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	$ 36,963,558	$ (44,487,305)
Changes recognized in
Consolidated statement of profit or loss	29,075,628	79,448,803
Acquisitions through business combinations	(6,573,902)
Other comprehensive income		2,002,060
Deferred tax asset	249,771,441	221,302,473
Deferred tax asset, offsetting	(183,732,255)	(184,338,915)
Deferred	66,039,186	36,963,558
Deferred tax liabilities	190,306,157	184,338,915
Deferred tax liabilities, offsetting	183,732,255	184,338,915
Deferred tax liabilities, net	(6,573,902)	0
Allowance for loan losses
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	64,189,860	87,017,731
Changes recognized in
Consolidated statement of profit or loss	93,811,831	(22,827,871)
Acquisitions through business combinations	2,106,641
Deferred tax asset	160,108,332	64,189,860
Provisions
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	73,721,241	101,995,823
Changes recognized in
Consolidated statement of profit or loss	(14,997,200)	(28,274,582)
Acquisitions through business combinations	182,298
Deferred tax asset	58,906,339	73,721,241
Loan Commissions
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	17,004,789	13,019,771
Changes recognized in
Consolidated statement of profit or loss	15,125,690	3,985,018
Acquisitions through business combinations	(11,005,653)
Deferred tax asset	21,124,826	17,004,789
Expenses capitalized for tax purpose
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(58,574,904)	(48,550,873)
Changes recognized in
Consolidated statement of profit or loss	(19,748,694)	(10,024,031)
Deferred tax liabilities	78,323,598	58,574,904
Property and equipment
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(106,560,376)	(119,592,812)
Changes recognized in
Consolidated statement of profit or loss	(5,355,417)	13,032,436
Acquisitions through business combinations	(66,766)
Deferred tax liabilities	111,982,559	106,560,376
Investments in debt securities, equity instruments and derivatives
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	(19,203,635)	(85,635,150)
Changes recognized in
Consolidated statement of profit or loss	26,625,949	64,429,455
Acquisitions through business combinations	46,274
Other comprehensive income		2,002,060
Deferred tax asset	7,468,588
Deferred tax liabilities		19,203,635
Inflation adjustment
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	88,436	3,652,445
Changes recognized in
Consolidated statement of profit or loss	(88,436)	(3,564,009)
Deferred tax asset		88,436
Tax loss
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	66,298,078	3,605,611
Changes recognized in
Consolidated statement of profit or loss	(66,298,078)	62,692,467
Deferred tax asset		66,298,078
Others
Disclosure of deferred taxes [Line Items]
Deferred tax liability (asset)	69	149
Changes recognized in
Consolidated statement of profit or loss	(17)	(80)
Acquisitions through business combinations	2,163,304
Deferred tax asset	$ 2,163,356	$ 69